DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
Net fair values of derivative financial instruments
The net fair values of derivative financial instruments as of December 31, 2024 and 2023 were as follows:

	As of December 31,
	2024	2023

Contracts with positive fair value
Commodities contracts	169	247
Foreign exchange contracts	4,314	15,159

	4,483	15,406

Contracts with negative fair value
Commodities contracts	(85)	(6,190)
Foreign exchange contracts	(50,257)	(2,030)

	(50,342)	(8,220)
Derivative financial instruments breakdown is as follows:
(a) Interest rate contracts
Fluctuations in market interest rates create a degree of risk by affecting the amount of the Company’s interest payments and the value of its floating-rate debt.

(b) Foreign exchange contracts
Ternium’s subsidiaries enter into derivative agreements to manage their exposure to currencies other than the $, in accordance with the Company’s policy for derivative instruments.

During 2024, 2023 and 2022, Ternium Mexico entered into several forward agreements mainly to manage the exchange rate exposure generated by future payables in EUR related to the investment plan in Pesquería among other standard liabilities in EUR. The outstanding notional amount hedged as of December 31, 2024, was EUR570.3 million. These agreements will be due up to December 2025 and have been accounted for as cash flow hedges. As of December 31, 2024, the aggregate notional amount on these agreements amounted to $617.4 million.
22.    DERIVATIVE FINANCIAL INSTRUMENTS (continued)

In addition, during 2024 Ternium Mexico has engaged in multiple non-deliverable forward agreements to manage the exposure arising from future payables in MXN linked to the investment plan in Pesqueria, seeking to mitigate the impact of exchange rate volatility on the budget assigned for the investment. These agreements will be due up to March 2026 and have been accounted for as cash flow hedges. As of December 31, 2024, its notional value amounted to $900.0 million.

Finally, during 2024, Ternium Mexico has entered into non-deliverable forward agreements to manage the exchange rate exposure generated by future payables in JPY related to the investment plan in Pesquería. The notional amount hedged as of December 31, 2024, was JPY1.8 billion. These agreements will be due up to May 2025 and have been accounted for as cash flow hedges. As of December 31, 2024, the notional amount on these agreements amounted to $11.8 million.

Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

	Cash flow hedges - Foreign exchange derivatives
	Gross amount	Income tax	Total

As of December 31, 2022	—	—	—

(Decrease) / Increase	22,721	(6,824)	15,897
Reclassification to income statement	—	—	—

As of December 31, 2023	22,721	(6,824)	15,897

(Decrease) / Increase	(75,160)	22,548	(52,612)
Reclassification to income statement	—	—	—

As of December 31, 2024	(52,439)	15,724	(36,715)
During 2024, 2023 and 2022, Ternium Colombia S.A.S. has entered into non-deliverable forward agreements to manage the aggregate exposure arising from its balance sheet position in conjunction with expected off balance future trade receivables denominated in its local currency. As of December 31, 2024, the notional amount on these agreements amounted to $30.0 million, which will be settling on January 30 and 31, 2025.

During 2024 and 2023, Ternium Guatemala entered into several non-deliverable forward agreements in order to manage the exchange rate exposure generated primarily by trade receivables denominated in Guatemalan quetzals. As of December 31, 2024, the notional amount on these agreements amounted to $2.0 million, which will be settling on January 27, 2025.

During 2024 and 2023, Ternium del Atlántico entered into several non-deliverable forward agreements to manage the aggregate exposure arising from its balance sheet position in conjunction with expected off balance future trade receivables denominated in Colombian pesos. As of December 31, 2024, the notional amount on these agreements amounted to $38.0 million, which will be settling on January 29 and 31, 2025.

During 2024 and 2023, Ternium Procurement entered into specific forward agreements in order to manage the exchange rate exposure generated by purchases of semi-finished steel products. As of December 31, 2024, the notional amount on these agreements amounted to $17.7 million, which will be settling on February 14, 2025.
22.    DERIVATIVE FINANCIAL INSTRUMENTS (continued)

During 2024, Ternium Argentina conducted specific forward agreements as a strategy to convert financing rates in Argentine pesos to competitive $ rates through cross currency transactions, enhancing its overall financial position. As of December 31, 2024, the notional amount on these agreements amounted to $37.8 million.

The net fair values of the exchange rate derivative contracts as of December 31, 2024 and 2023 were as follows:

			Fair value at December 31,
Currencies	Contract	Notional amount	2024	2023

MEX/$	ND Forward - Buy MXN	18.8 billion MXN	(25,940)	—
EUR/$	Forward - Buy EUR	589.8 million EUR	(24,073)	15,159
JPY/$	ND Forward - Buy JPY	1.8 billion JPY	(431)	—
GTQ/$	ND Forward - Sell GTQ	15.4 million GTQ	(2)	(6)
ARS/$	ND Forward - Buy ARS	44.3 billion ARS	3,952	—
COP/$	ND Forward - Sell COP	299.1 billion COP	362	(2,024)
EUR/$	Forward - Sell EUR	3.3 million EUR	189	—

			(45,943)	13,129
ARS: Argentine pesos; COP: Colombian pesos; EUR: Euros; $: US dollars; GTQ: Guatemalan quetzales; JPY: Japanese yens; MXN: Mexican pesos.

(c) Commodities contracts
During 2024, 2023 and 2022, Ternium Mexico entered into swap agreements to mitigate the specific impact of the fluctuation of zinc price fluctuations affecting the manufacturing of galvanized products to be sold with a fixed zinc price. As of December 31, 2024, Ternium Mexico has several agreements outstanding with an aggregate notional amount of $9.0 million. Outcome from these transactions will be presented in the income statement.

During 2024, 2023 and 2022, Mineraçao Usiminas, one of Usiminas’ subsidiaries, entered into forward agreements to manage the impact of the fluctuation of iron ore prices affecting its sales in the foreign market. As of December 31, 2024, Mineraçao Usiminas has several agreements outstanding with an aggregate notional amount of $61.5 million. These transactions are accounted for as cash flow hedges.

Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

Cash flow hedges - Commodities derivatives
	Gross amount	Income tax	Total

As of December 31, 2022	—	—	—

(Decrease) / Increase	—	—	—
Reclassification to income statement	—	—	—

As of December 31, 2023	—	—	—

(Decrease) / Increase	(879)	299	(580)
Reclassification to income statement	—	—	—

As of December 31, 2024	(879)	299	(580)